EQUITY - Provisions of the Telecom Ordinary and Extraordinary Shareholders' meeting (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Non cash assets dividends	$ 115,725,000,000	$ 47,701,000,000	$ 31,634,000,000
Retained earnings
EQUITY
Accumulated Deficit	561,242,000,000	257,730,000,000
Voluntary reserve for capital investments
EQUITY
Accumulated Deficit	(561,242,000,000)	(257,730,000,000)
Facultative Reserve to maintain the capital investments level and the current level of solvency
EQUITY
Non cash assets dividends	100
Contributed Surplus
EQUITY
Accumulated Deficit	$ (168,591,000,000)	$ (84,257,000,000)